Document and Entity Information	12 Months Ended
Dec. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	CH2M HILL COMPANIES LTD
Entity Central Index Key	0000777491
Document Type	8-K
Document Period End Date	Dec. 30, 2016
Amendment Flag	true
Amendment Description	CH2M HILL Companies, Ltd. and subsidiaries is filing this Exhibit 99.1 of the Current Report on Form 8-K to retrospectively revise and reclass certain previously reported financial information included in its Annual Report on Form 10-K for the fiscal year ended December 30, 2016, which was previously filed with the Securities and Exchange Commission on March 7, 2017, to reflect the subsequent changes in reportable operating segments resulting from the implementation of a new organizational structure and the presentation of the fixed-price Power Engineering-Procurement-Construction business as discontinued operations.
Current Fiscal Year End Date	--12-30
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY